Schedule of Operating Lease Cost and Supplemental Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ScheduleOfOperatingLeaseCostAndSupplementalCashFlowInformationLineItems [Line Items]
Operating leases - rental expenses	$ 34,772	$ 24,035
Operating leases - rental payment	21,646	20,750
Cash paid for amounts included in the measurement of lease liabilities	$ 34,772	$ 24,035
Weighted average remaining lease term - operating leases (in years)	16 years 10 months 13 days	17 years 2 months 1 day
Minimum [Member]
ScheduleOfOperatingLeaseCostAndSupplementalCashFlowInformationLineItems [Line Items]
Average discount rate - operating leases	6.35%	6.35%
Maximum [Member]
ScheduleOfOperatingLeaseCostAndSupplementalCashFlowInformationLineItems [Line Items]
Average discount rate - operating leases	6.85%	6.85%